CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Current assets	€ 31,513	€ 37,936
Cash and cash equivalents	4,368	7,402
Financial assets	7,408	12,905
Trade receivables	5,915	6,030
Inventories	12,459	10,064
Income tax receivables	39	13
Other assets	1,324	1,522
Non-current assets
Non-current assets	30,792	31,416
Financial assets	2,019	2,234
Intangible assets	1,356	1,420
Property, plant and equipment	27,343	27,675
Investments in joint venture	30	33
Other assets	44	54
Total assets	62,305	69,352
Current liabilities
Current liabilities	18,855	6,302
Trade payables	2,797	2,945
Contract liabilities	2,623	817
Financial liabilities	11,290	850
Other liabilities and provisions	2,145	1,690
Non-current liabilities
Non-current liabilities	10,119	16,575
Deferred tax liabilities	69	76
Financial liabilities	9,866	16,321
Other liabilities and provisions	184	178
Equity
Equity	33,331	46,475
Subscribed capital	4,836	4,836
Capital reserves	88,077	86,803
Accumulated deficit	(60,367)	(46,400)
Accumulated other comprehensive income	798	1,201
Equity attributable to the owners of the company	33,344	46,440
Non-controlling interests	(13)	35
Total equity and liabilities	€ 62,305	€ 69,352